SEGMENT INFORMATION (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues from external customers
Total operating revenue	$ 2,543,894,000	$ 1,875,162,000	$ 1,843,740,000
Total Long-Lived Assets	3,677,070,000	3,275,020,000	3,194,273,000
Receivables from customers	95,500,000	85,100,000
Contract Drilling
Revenues from external customers
Total operating revenue	2,528,774,000	1,862,408,000	1,832,965,000
U.S. Land
Revenues from external customers
Total operating revenue	2,100,508,000	1,412,495,000	1,441,164,000
Offshore
Revenues from external customers
Total operating revenue	201,417,000	202,734,000	204,702,000
International Land
Revenues from external customers
Total operating revenue	226,849,000	247,179,000	187,099,000
Other.
Revenues from external customers
Total operating revenue	15,120,000	12,754,000	10,775,000
Reportable and other
Revenues from external customers
Total operating revenue	2,543,894,000	1,875,162,000	1,843,740,000
United States
Revenues from external customers
Total operating revenue	2,276,118,000	1,572,139,000	1,613,940,000
Total Long-Lived Assets	3,423,185,000	2,973,712,000	2,879,222,000
Argentina
Revenues from external customers
Total operating revenue	44,205,000	55,855,000	42,087,000
Total Long-Lived Assets	78,221,000	91,322,000	99,896,000
Ecuador
Revenues from external customers
Total operating revenue	42,598,000	52,115,000	52,250,000
Total Long-Lived Assets	28,439,000	27,772,000	26,022,000
Colombia
Revenues from external customers
Total operating revenue	74,504,000	57,533,000	77,322,000
Total Long-Lived Assets	67,369,000	59,798,000	62,942,000
Other Foreign
Revenues from external customers
Total operating revenue	106,469,000	137,520,000	58,141,000
Total Long-Lived Assets	$ 79,856,000	$ 122,416,000	$ 126,191,000
One company
Revenues from external customers
Revenues from major customer (as a percent)	12.50%	12.50%	10.10%
Another company
Revenues from external customers
Revenues from major customer (as a percent)	11.50%	10.60%	12.40%